Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Asset Held for Investment
EBP, Plan Number	007
Entity Tax Identification Number	41-0222640
Investments, at fair value	$ 927,731,551	$ 812,396,436
Participant Loans	5,033,268
Cost	0
Investment, Identifier [Axis]: American Beacon Small Cap Value
Schedule of Asset Held for Investment
Investments, at fair value	8,755,621
Investment, Identifier [Axis]: BlackRock Total Return
Schedule of Asset Held for Investment
Investments, at fair value	20,209,742
Investment, Identifier [Axis]: Boston Partners Large Cap Value
Schedule of Asset Held for Investment
Investments, at fair value	38,126,237
Investment, Identifier [Axis]: Brokeragelink Fund
Schedule of Asset Held for Investment
Investments, at fair value	11,691,478
Investment, Identifier [Axis]: Dodge & Cox International
Schedule of Asset Held for Investment
Investments, at fair value	15,342,300
Investment, Identifier [Axis]: Donaldson Company, Inc. Common Stock Fund
Schedule of Asset Held for Investment
Investments, at fair value	210,973,632	177,822,400
Investment, Identifier [Axis]: Fidelity Contrafund Pool
Schedule of Asset Held for Investment
Investments, at fair value	159,304,101	$ 145,639,354
Investment, Identifier [Axis]: Fidelity Diversified International K6
Schedule of Asset Held for Investment
Investments, at fair value	20,992,349
Investment, Identifier [Axis]: Fidelity Government Money Market
Schedule of Asset Held for Investment
Investments, at fair value	101,820
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II Fund
Schedule of Asset Held for Investment
Investments, at fair value	23,793,274
Investment, Identifier [Axis]: Hood River Small Cap Growth Fund
Schedule of Asset Held for Investment
Investments, at fair value	26,808,396
Investment, Identifier [Axis]: Legal & General MSCI EAFE Fund
Schedule of Asset Held for Investment
Investments, at fair value	6,932,159
Investment, Identifier [Axis]: Legal & General Russell 3000 Fund
Schedule of Asset Held for Investment
Investments, at fair value	75,466,631
Investment, Identifier [Axis]: Schroder U.S. Small Cap Equity Trust
Schedule of Asset Held for Investment
Investments, at fair value	17,978,981
Investment, Identifier [Axis]: State Street Target Retirement 2025
Schedule of Asset Held for Investment
Investments, at fair value	24,256,830
Investment, Identifier [Axis]: State Street Target Retirement 2030
Schedule of Asset Held for Investment
Investments, at fair value	49,281,516
Investment, Identifier [Axis]: State Street Target Retirement 2035
Schedule of Asset Held for Investment
Investments, at fair value	51,782,689
Investment, Identifier [Axis]: State Street Target Retirement 2040
Schedule of Asset Held for Investment
Investments, at fair value	46,849,076
Investment, Identifier [Axis]: State Street Target Retirement 2045
Schedule of Asset Held for Investment
Investments, at fair value	29,313,462
Investment, Identifier [Axis]: State Street Target Retirement 2050
Schedule of Asset Held for Investment
Investments, at fair value	29,452,236
Investment, Identifier [Axis]: State Street Target Retirement 2055
Schedule of Asset Held for Investment
Investments, at fair value	22,499,407
Investment, Identifier [Axis]: State Street Target Retirement 2060
Schedule of Asset Held for Investment
Investments, at fair value	13,725,467
Investment, Identifier [Axis]: State Street Target Retirement 2065
Schedule of Asset Held for Investment
Investments, at fair value	2,782,109
Investment, Identifier [Axis]: State Street Target Retirement 2070
Schedule of Asset Held for Investment
Investments, at fair value	343,548
Investment, Identifier [Axis]: State Street Target Retirement Income
Schedule of Asset Held for Investment
Investments, at fair value	13,122,712
Investment, Identifier [Axis]: Vanguard Inflation Protected Fund
Schedule of Asset Held for Investment
Investments, at fair value	$ 7,845,778